Note 16 - Financial Instruments (Details Textual)			3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 20, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Asset Impairment Charges, Total					$ 4,595,819	$ 5,924,668
Vessel Profit Participation Liability, Noncurrent				1,067,500	1,297,100
Other Investment, Other than Temporary Impairment						$ 4,421,452
Long-term Debt, Fair Value				36,900,000
Difference Between Fair Value and Carrying Value				600,000
Long-term Debt, Total				37,491,000
Euromar LLC, The Joint Venture [Member]
Fair Value Inputs, Cost of Capital						9.50%
Other Investment, Other than Temporary Impairment			$ 4,421,452			$ 4,421,452
Euromar LLC, The Joint Venture [Member] | Measurement Input, Expected Dividend Rate [Member]
Equity Securities, FV-NI, Measurement Input			0.19			0.19
Equity Method Investments [Member] | Minimum [Member]
Fair Value Inputs, Cost of Capital						9.00%
Equity Method Investments [Member] | Maximum [Member]
Fair Value Inputs, Cost of Capital						10.00%
M/V Eleni P [Member]
Vessel Held for Sale		$ 8,740,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure		2,950,000
Estimated cost to sell, property		130,000
Asset Impairment Charges, Total		$ (5,920,000)
M/V Monika P. [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 5,000,000
Estimated cost to sell, property	100,000
Asset Impairment Charges, Total	3,330,000
Profit Sharing Agreement, Percentage		35.00%
Vessel Profit Participation Liability, Noncurrent				$ 1,067,500	$ 1,297,100
Assets Held-for-sale, Not Part of Disposal Group, Total	8,230,000
M/V Aggeliki P. [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	4,300,000
Estimated cost to sell, property	170,000
Asset Impairment Charges, Total	(1,260,000)
Assets Held-for-sale, Not Part of Disposal Group, Total	$ 5,390,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total				1
Derivative, Notional Amount				$ 10,000,000